UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues, related parties	¥ 1,420,514	¥ 1,005,856	¥ 2,517,732	¥ 2,023,753	¥ 1,738,654
Interest income, related parties	6,771	2,759	9,069	717	0
Interest expenses, related parties	6,116	1,622	12,215	131	872
Foreign currency translation adjustments, tax	0	0	0	0	0
Research and development expenses
Expenses, related parties	5,610	29,642	60,687	21,069	2,118
Selling and marketing expenses
Expenses, related parties	0	64	96	0	192
General and administrative expenses
Expenses, related parties	2,131	1,004	2,057	2,343	2,447
Sales of goods
Revenues, related parties	1,018,256	613,655	1,663,076	1,466,340	1,275,777
Cost of revenues, related parties	125,406	164,900	509,242	220,062	6,073
Software license
Revenues, related parties	164,995	15,481	133,450	24,788	18,168
Cost of revenues, related parties	11,061	0	21,700	0	0
Service
Revenues, related parties	237,263	376,720	721,206	532,625	444,709
Cost of revenues, related parties	¥ 31,938	¥ 22,097	¥ 60,671	¥ 0	¥ 0